EQUITY (Details 1) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Corporate information and statement of IFRS compliance [abstract]
Class A common shares Per shares | (per share)	€ 8.29	$ 9.42
Class A common shares	8,407,025	8,407,025
Class A common shares, fair value	€ 69,695	$ 79,194
Warrants | (per share)	€ 1.46	$ 1.66
Warrants shares	6,435,000	6,435,000
Warrants , Fair value	€ 9,450	$ 10,682
Assuming Real Redemption shares	14,842,025	14,842,025
Assuming Real Redemption fair value	€ 79,145	$ 89,876
Fair Value | €	43,300
Excess of fair value | €	€ 35,845